General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Wages, benefits and consulting	(7,594)	(9,200)
Office, rent and administration	(1,192)	(907)
Professional and legal	(589)	(1,001)
Share-based compensation	(3,175)	(2,168)
Travel, marketing, investor relations and regulatory	(779)	(1,317)
Other	(148)	(164)
Total G&A expense	(13,477)	(14,757)